Disaggregated revenue and Concentration (Details - Revenue and accounts receivable) - Customer Concentration Risk [Member] - Customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number of customers	0	4
Revenue Benchmark [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration percentage	32.00%	79.50%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers	3	3
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration percentage	61.10%	86.30%